Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 196,064	¥ 190,368
Service cost	9,491	9,244	9,204
Interest cost	3,831	3,894	3,979
Actuarial (gain) loss	2,150	1,586
Other	271	7
Benefit payments	(10,095)	(9,363)
Projected benefit obligation, end of year	202,403	196,064	190,368
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,813	77,070
Actual return on plan assets	1,095	(1,407)
Employer contributions	5,254	5,053
Benefit payments	(10,095)	(9,363)
Fair value of plan assets, end of year	81,262	77,813	77,070
Funded status, end of year	(121,141)	(118,251)
NTT CDBP
Change in benefit obligations:
Projected benefit obligation, beginning of year	97,299	88,714
Service cost	3,478	3,256	3,216
Interest cost	1,897	1,849	1,798
Actuarial (gain) loss	2,104	4,527
Internal adjustment due to transfer of employees within the NTT group	(630)	(445)
Other	211	883
Benefit payments	(1,575)	(1,485)
Projected benefit obligation, end of year	102,784	97,299	88,714
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	62,942	63,599
Actual return on plan assets	1,469	(930)
Employer contributions	834	803
Employee contributions	416	413	411
Internal adjustment due to transfer of employees within the NTT group	(433)	(341)
Other	211	883
Benefit payments	(1,575)	(1,485)
Fair value of plan assets, end of year	63,864	62,942	63,599
Funded status, end of year	¥ (38,920)	¥ (34,357)